Business combinations and divestures - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2021
Business Acquisition [Line Items]
Goodwill		€ 4,588.6	€ 4,555.6
Philips Engineering Solutions
Business Acquisition [Line Items]
Goodwill		€ 33.0
Medical Applications and Swiss Optic Business
Business Acquisition [Line Items]
Proceeds from disposals				€ 339.4
Pre-tax gain, disposal group	€ 213.7